TAXATION (Aggregate Amount and Per Share Effect of Reduction of CIT) (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
TAXATION [Abstract]
The aggregate amount of effect	¥ 138,323,274	¥ 85,570,052	¥ 25,853,541
Per share effect - basic	¥ 1.11	¥ 0.70	¥ 0.27
Per share effect - diluted	¥ 1.08	¥ 0.56	¥ 0.27